Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.5%
American Express Credit Account Master Trust
Series 2022-3, Class A, 3.75%, 08/15/2027	$625,000	$612,994

Total Asset-Backed Security (Cost $609,106)		612,994

CORPORATE DEBT SECURITIES - 19.2%
Aerospace & Defense - 0.2%
BAE Systems PLC 5.30%, 03/26/2034(A)	277,000	278,529

Banks - 10.2%
BAC Capital Trust XIV
3-Month Term SOFR + 0.66%, 5.99%(B), 04/15/2024 (C)	779,000	634,956
Banco Santander Chile
3.18%, 10/26/2031(A)	505,000	440,753
Bank of America Corp.
4.18%, 11/25/2027	476,000	462,223
CPI-YoY + 1.10%, 4.25%(B), 11/19/2024	5,000,000	4,926,350
Citigroup, Inc.
Fixed until 11/03/2031, 2.52%(B), 11/03/2032	490,000	402,028
CPI-YoY + 0.00%, 4.35%(B), 03/27/2025	1,000,000	955,000
Corestates Capital II
3-Month Term SOFR + 0.91%, 6.23%(B), 01/15/2027 (A)	244,000	234,391
Deutsche Bank AG
Fixed until 05/28/2031, 3.04%(B), 05/28/2032	400,000	337,142
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38%(B), 07/21/2032	800,000	656,427
HSBC Holdings PLC
Fixed until 03/09/2043, 6.33%(B), 03/09/2044	202,000	217,002
Fixed until 11/03/2032, 8.11%(B), 11/03/2033	497,000	569,347
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95%(B), 06/01/2042 (A)	309,000	230,841
Lloyds Banking Group PLC
Fixed until 03/06/2028, 5.87%(B), 03/06/2029	203,000	206,375
Mizuho Financial Group, Inc.
Fixed until 05/27/2030, 5.74%(B), 05/27/2031	870,000	893,510
Morgan Stanley
Fixed until 09/16/2031, 2.48%(B), 09/16/2036	167,000	131,966
NatWest Group PLC
Fixed until 08/28/2030, 3.03%(B), 11/28/2035	499,000	417,289

		11,715,600

Chemicals - 0.8%
Albemarle Corp.
5.65%, 06/01/2052	630,000	577,502

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
Dow Chemical Co.
5.60%, 02/15/2054	$ 88,000	$ 87,580
Eastman Chemical Co.
5.75%, 03/08/2033	258,000	262,541

		927,623

Commercial Services & Supplies - 0.3%
Triton Container International Ltd.
3.15%, 06/15/2031(A)	402,000	324,785

Containers & Packaging - 0.2%
Smurfit Kappa Treasury ULC
5.78%, 04/03/2054(A) (D)	214,000	216,683

Food Products - 0.6%
Smithfield Foods, Inc.
5.20%, 04/01/2029(A)	670,000	644,551
Hotels, Restaurants & Leisure - 0.6%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	788,000	654,397
Insurance - 1.2%
Enstar Group Ltd.
3.10%, 09/01/2031	588,000	488,990
Hartford Financial Services Group, Inc.
3-Month Term SOFR + 2.39%, 7.69%(B), 02/12/2067 (A)	1,051,000	934,964

		1,423,954

Metals & Mining - 2.3%
Anglo American Capital PLC
3.88%, 03/16/2029(A)	450,000	421,469
BHP Billiton Finance USA Ltd.
4.90%, 02/28/2033	200,000	198,487
Glencore Funding LLC
2.63%, 09/23/2031(A)	93,000	77,591
2.85%, 04/27/2031(A)	547,000	467,705
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/2041(A)	515,000	528,962
South32 Treasury Ltd.
4.35%, 04/14/2032(A)	1,013,000	914,315

		2,608,529

Oil, Gas & Consumable Fuels - 2.6%
Apache Corp.
4.25%, 01/15/2030	400,000	370,457
Enbridge, Inc.
Fixed until 07/15/2027, 5.50%(B), 07/15/2077	874,000	828,455
Energy Transfer LP
4.95%, 05/15/2028	260,000	257,985
3-Month Term SOFR + 4.29%, 9.60%(B), 04/15/2024(C)	755,000	751,788
EnLink Midstream Partners LP
3-Month Term SOFR + 4.37%, 9.70%(B), 04/29/2024 (C)	142,000	139,165
Enterprise Products Operating LLC
3.70%, 01/31/2051	438,000	338,709

Transamerica Series Trust	Page 1

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
Fixed until 08/16/2027, 5.25% (B), 08/16/2077	$ 278,000	$ 263,796
Marathon Oil Corp. 5.30%, 04/01/2029	103,000	102,887

		3,053,242

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. 6.20%, 06/15/2030 (A)	175,000	182,033

Total Corporate Debt Securities (Cost $23,686,196)		22,029,926

FOREIGN GOVERNMENT OBLIGATIONS - 27.9%
Australia - 3.3%
Australia Government Bonds 2.50%, 09/20/2030 (E)	AUD 3,775,000	3,753,264

Canada - 0.8%
Canada Government Real Return Bonds 4.00%, 12/01/2031	CAD 1,039,368	897,697

France - 4.2%
French Republic Government Bonds OAT
0.70%, 07/25/2030 (E)	EUR 3,083,250	3,398,113
3.15%, 07/25/2032 (E)	1,064,399	1,399,195

		4,797,308

Germany - 3.1%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10%, 04/15/2026(E)	1,859,175	1,975,965
0.50%, 04/15/2030(E)	1,460,208	1,597,400

		3,573,365

Japan - 7.7%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2028	JPY 986,451,900	6,760,090
Series 24, 0.10%, 03/10/2029	311,027,900	2,163,512

		8,923,602

Mexico - 0.5%
Mexico Government International Bonds 4.28%, 08/14/2041	$677,000	545,177
New Zealand - 2.7%
New Zealand Government Inflation-Linked Bonds 2.00%, 09/20/2025 (E)	NZD 4,000,000	3,145,049
United Kingdom - 5.6%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2029 - 03/22/2044(E)	GBP 4,229,961	5,048,236
1.25%, 11/22/2032 (E)	1,044,882	1,441,417

		6,489,653

Total Foreign Government Obligations (Cost $35,170,249)		32,125,115

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 49.8%
U.S. Treasury Inflation-Protected Securities - 49.8%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	$ 2,734,851	$ 1,629,690
0.63%, 02/15/2043	3,217,248	2,475,496
0.75%, 02/15/2042 - 02/15/2045	4,346,648	3,363,994
1.00%, 02/15/2046	1,821,022	1,461,264
1.38%, 02/15/2044	1,719,146	1,510,946
1.50%, 02/15/2053	4,976,784	4,357,580
2.00%, 01/15/2026	1,397,547	1,391,479
2.38%, 01/15/2027	3,209,409	3,236,369
3.63%, 04/15/2028	1,143,324	1,216,302
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 04/15/2025 - 01/15/2032	10,890,690	9,943,676
0.25%, 07/15/2029	3,614,640	3,336,237
0.38%, 01/15/2027 - 07/15/2027	5,063,645	4,825,123
0.50%, 01/15/2028	3,748,410	3,549,214
0.63%, 07/15/2032	2,651,900	2,408,138
0.75%, 07/15/2028	2,455,620	2,347,755
0.88%, 01/15/2029	1,098,531	1,048,085
1.13%, 01/15/2033	1,034,660	971,766
1.25%, 04/15/2028	615,478	598,332
1.38%, 07/15/2033	5,327,648	5,120,674
1.75%, 01/15/2034	300,792	297,403
2.38%, 10/15/2028	2,213,706	2,266,906

Total U.S. Government Obligations (Cost $62,240,407)		57,356,429

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 1.7%
Money Market Fund - 1.7%
State Street Institutional U.S. Government Money Market Fund, 5.26%(F)	1,948,094	1,948,094

Total Short-Term Investment Company (Cost $1,948,094)		1,948,094

Total Investments (Cost $123,654,052)		114,072,558
Net Other Assets (Liabilities) - 0.9%		1,061,211

Net Assets - 100.0%		$ 115,133,769

Transamerica Series Trust	Page 2

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	05/16/2024	USD	5,584,216	AUD	8,325,000	$151,981	$—
JPMS	05/16/2024	USD	892,983	CAD	1,194,100	10,841	—
JPMS	05/16/2024	USD	11,899,936	EUR	10,834,300	189,705	—
JPMS	05/16/2024	USD	7,221,226	GBP	5,675,000	56,692	—
JPMS	05/16/2024	USD	8,771,373	JPY	1,252,708,000	435,892	—
JPMS	05/16/2024	USD	4,665,878	NZD	7,500,000	184,747	—
JPMS	05/16/2024	EUR	3,150,000	USD	3,435,644	—	(30,974)
JPMS	05/16/2024	AUD	3,366,900	USD	2,198,922	—	(1,950)
JPMS	05/16/2024	GBP	1,100,000	USD	1,386,853	1,868	—
JPMS	05/16/2024	NZD	3,000,000	USD	1,800,000	—	(7,547)

Total						$1,031,726	$(40,471)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$612,994	$—	$612,994
Corporate Debt Securities	—	22,029,926	—	22,029,926
Foreign Government Obligations	—	32,125,115	—	32,125,115
U.S. Government Obligations	—	57,356,429	—	57,356,429
Short-Term Investment Company	1,948,094	—	—	1,948,094

Total Investments	$1,948,094	$112,124,464	$—	$114,072,558

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$1,031,726	$—	$1,031,726

Total Other Financial Instruments	$—	$1,031,726	$—	$1,031,726

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(40,471)	$—	$(40,471)

Total Other Financial Instruments	$—	$(40,471)	$—	$(40,471)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $5,897,572, representing 5.1% of the Portfolio’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2024. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2024, the total value of Regulation S securities is $21,758,639, representing 18.9% of the Portfolio’s net assets.
(F)	Rate disclosed reflects the yield at March 31, 2024.
(G)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 3

Transamerica PineBridge Inflation Opportunities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI-YoY	Consumer Price Index-Year over Year
SOFR	Secured Overnight Financing Rate

Transamerica Series Trust	Page 4

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica PineBridge Inflation Opportunities VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 5

Transamerica PineBridge Inflation Opportunities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 6